COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 14. COMMITMENTS AND CONTINGENCIES

NOTE 14. COMMITMENTS AND CONTINGENCIES

Operating Leases

On October 15, 2019, the Company entered into a short-term lease agreement that is between $2,800 - $2,900per month and ended on October 31, 2020. The lease has been renewed for another twelve months under the same general terms and conditions.  The lease was subsequently canceled to accommodate additional space, and a new lease was executed February 26, 2021, effective for a 12-month term beginning March 1, 2021.  The lease requires monthly base rent payments of $6,000 and the issuance of 16,000shares of the Company’s common stock.  The value of the common stock of $49,600 is amortized to rent expense on a monthly basis over the lease term.  The Company also leases an office space for approximately $3,500 per month on a short-term (month to month) basis through a related party that terminates at any time.  Rent expense under office leases, including CAM charges, was $106,997 and $47,711 for the nine-month period ended September 30, 2021 and 2020, respectively.

Legal Proceedings

On December 6, 2006, Orange County Valet and Security Patrol, Inc. filed a lawsuit against us in Orange County California State Superior Court for Breach of Contract in the amount of $11,164. A default judgment was taken against us in this matter. In mid-2013 we learned the Plaintiff’s perfected the judgment against us, but we have not heard from the Plaintiffs as of the date of this report.  As of September 30, 2021, and December 31, 2020, the Company has accrued $11,164 plus accrued interest of approximately $18,000.  In the event we pay any money related to this lawsuit, IDTEC agreed, in connection with us closing the asset purchase transaction with IDTEC, to pay the amount for us in exchange for shares of our common stock.

We had one outstanding judgment against us involving a past employee of the Company. The matter was under the purview of the State of California, Franchise Tax Board, Industrial Health and Safety Collections. We owed  $28,786 plus accrued interest of approximately $53,000, which had been accrued as of December 31, 2020, to our ex-employee for unpaid wages under these Orders.  On March 8, 2021 we received an Acknowledgement of Satisfaction of Judgement-Full by the California Court that the judgement has been settled with a payment of approximately $85,000 including accrued interest through settlement date and legal fees of approximately $3,000.  IDTEC agreed, in connection with us closing the asset purchase transaction with IDTEC, to pay the amounts for us in exchange for shares of our common stock.

NOTE 14. COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leased office space under a long-term operating lease that expired in June 2019. The Company leased the same office space on a month-to-month basis until December 31, 2019. On October 15, 2019, the Company entered into a short-term lease agreement that is between $2,800 - $2,900 per month and ended on October 31, 2020. The lease has been renewed for another twelve months under the same general terms and conditions.   The Company also leases an office space for $1,300 per month on a short-term (month to month) basis through a related party that terminates at any time.  Rent expense under office leases, including CAM charges, was $63,978 and $64,679 for the years ended December 31, 2020 and 2019, respectively.

Legal Proceedings

On December 6, 2006, Orange County Valet and Security Patrol, Inc. filed a lawsuit against us in Orange County California State Superior Court for Breach of Contract in the amount of $11,164. A default judgment was taken against us in this matter. In mid-2013 we learned the Plaintiff’s perfected the judgment against us, but we have not heard from the Plaintiffs as of December 2020.  As of December 31, 2020, the Company has accrued $11,164 plus accrued interest of approximately $1,000.  In the event we pay any money related to this lawsuit, IDTEC agreed, in connection with us closing the asset purchase transaction with IDTEC, to pay the amount for us in exchange for shares of our common stock.

We currently have one outstanding judgment against us involving a past employee of the Company. The matter is under the purview of the State of California, Franchise Tax Board, Industrial Health and Safety Collections. We currently owe approximately $28,786 plus accrued interest of approximately $53,000, which has been accrued as of December 31, 2020 to our ex-employee for unpaid wages under these Orders.  On March 8, 2021 we received an Acknowledgement of Satisfaction of Judgement-Full by the California Court that the judgement has been settled with a payment of approximately $83,000 including accrued interest.  In the event we pay any money related to this lawsuit, IDTEC agreed, in connection with us closing the asset purchase transaction with IDTEC, to pay the amount for us in exchange for shares of our common stock.